EARNINGS PER SHARE - Earnings Per Share Attributable to the Equity Holders (Details) - € / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Basic (in EUR per share)	€ (0.24)	€ 0.12	€ (0.46)	€ 0.29
Diluted (in EUR per share)	€ (0.24)	€ 0.11	€ (0.46)	€ 0.28